SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 9, 1998

     The accompanying Statement of Additional Information of The Institutional Fund, a series of The Flex-Partners (the "Trust"), dated April 30, 1998 (the "Statement of Additional Information") lists, among others, John M. Emery, Richard A. Farr, William L. Gurner, Russel G. Means, and Lowell G. Miller as trustees of the Trust and each of its series' corresponding Portfolios (the "Portfolios"). Effective August 5, 1998, Messrs. Gurner and Miller have resigned as trustees of the Trust and the Portfolios. Effective August 6, 1998, Messrs. Emery, Farr, and Means have retired as trustees of the Trust and the Portfolios, and Jack W. Nicklaus II has become a trustee of the Trust and the Portfolios. Accordingly, the following information about Jack W. Nicklaus II should be added under the caption "Officers and Trustees", which begins on page 11 of the Statement of Additional Information:

NAME, ADDRESS AND AGE            POSITION HELD      PRINCIPAL OCCUPATION
---------------------            -------------      --------------------
Jack W. Nicklaus II, 37          Trustee            Designer, Nicklaus Design, a
11780 U.S. Highway #1                               golf course design firm and
North Palm Beach, FL 33408                          division of Golden Bear
                                                    International, Inc.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 9, 1998

     The accompanying Statement of Additional Information of the Core Equity Fund, a series of The Flex-Partners (the "Trust"), dated April 30, 1998 (the "Statement of Additional Information") lists, among others, John M. Emery, Richard A. Farr, William L. Gurner, Russel G. Means, and Lowell G. Miller as trustees of the Trust and each of its series' corresponding Portfolios (the "Portfolios"). Effective August 5, 1998, Messrs. Gurner and Miller have resigned as trustees of the Trust and the Portfolios. Effective August 6, 1998, Messrs. Emery, Farr, and Means have retired as trustees of the Trust and the Portfolios, and Jack W. Nicklaus II has become a trustee of the Trust and the Portfolios. Accordingly, the following information about Jack W. Nicklaus II should be added under the caption "Officers and Trustees", which begins on page 34 of the Statement of Additional Information:

NAME, ADDRESS AND AGE           POSITION HELD       PRINCIPAL OCCUPATION
---------------------           -------------       --------------------
Jack W. Nicklaus II, 37         Trustee             Designer, Nicklaus Design, a
11780 U.S. Highway #1                               golf course design firm and
North Palm Beach, FL 33408                          division of Golden Bear
                                                    International, Inc.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 9, 1998

     The accompanying Statement of Additional Information of the Utility Growth Fund, a series of The Flex-Partners (the "Trust"), dated April 30, 1998 (the "Statement of Additional Information") lists, among others, John M. Emery, Richard A. Farr, William L. Gurner, Russel G. Means, and Lowell G. Miller as trustees of the Trust and each of its series' corresponding Portfolios (the "Portfolios"). Effective August 5, 1998, Messrs. Gurner and Miller have resigned as trustees of the Trust and the Portfolios. Effective August 6, 1998, Messrs. Emery, Farr, and Means have retired as trustees of the Trust and the Portfolios, and Jack W. Nicklaus II has become a trustee of the Trust and the Portfolios. Accordingly, the following information about Jack W. Nicklaus II should be added under the caption "Officers and Trustees", which begins on page 37 of the Statement of Additional Information:

NAME, ADDRESS AND AGE          POSITION HELD      PRINCIPAL OCCUPATION
---------------------          -------------      --------------------
Jack W. Nicklaus II, 37        Trustee            Designer, Nicklaus Design, a
11780 U.S. Highway #1                             golf course design firm and
North Palm Beach, FL 33408                        division of Golden Bear
                                                  International, Inc.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 9, 1998

     The accompanying Statement of Additional Information of the Tactical Asset Allocation Fund, a series of The Flex-Partners (the "Trust"), dated April 30, 1998 (the "Statement of Additional Information") lists, among others, John M. Emery, Richard A. Farr, William L. Gurner, Russel G. Means, and Lowell G. Miller as trustees of the Trust and each of its series' corresponding Portfolios (the "Portfolios"). Effective August 5, 1998, Messrs. Gurner and Miller have resigned as trustees of the Trust and the Portfolios. Effective August 6, 1998, Messrs. Emery, Farr, and Means have retired as trustees of the Trust and the Portfolios, and Jack W. Nicklaus II has become a trustee of the Trust and the Portfolios. Accordingly, the following information about Jack W. Nicklaus II should be added under the caption "Officers and Trustees", which begins on page 23 of the Statement of Additional Information:

NAME, ADDRESS AND AGE            POSITION HELD      PRINCIPAL OCCUPATION
---------------------            -------------      --------------------
Jack W. Nicklaus II, 37          Trustee            Designer, Nicklaus Design, a
11780 U.S. Highway #1                               golf course design firm and
North Palm Beach, FL 33408                          division of Golden Bear
                                                    International, Inc.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 9, 1998

     The accompanying Statement of Additional Information of the International Equity Fund, a series of The Flex-Partners (the "Trust"), dated April 30, 1998 (the "Statement of Additional Information") lists, among others, John M. Emery, Richard A. Farr, William L. Gurner, Russel G. Means, and Lowell G. Miller as trustees of the Trust and each of its series' corresponding Portfolios (the "Portfolios"). Effective August 5, 1998, Messrs. Gurner and Miller have resigned as trustees of the Trust and the Portfolios. Effective August 6, 1998, Messrs. Emery, Farr, and Means have retired as trustees of the Trust and the Portfolios, and Jack W. Nicklaus II has become a trustee of the Trust and the Portfolios. Accordingly, the following information about Jack W. Nicklaus II should be added under the caption "Officers and Trustees", which begins on page 35 of the Statement of Additional Information:

NAME, ADDRESS AND AGE           POSITION HELD       PRINCIPAL OCCUPATION
---------------------           -------------       --------------------
Jack W. Nicklaus II, 37         Trustee             Designer, Nicklaus Design, a
11780 U.S. Highway #1                               golf course design firm and
North Palm Beach, FL 33408                          division of Golden Bear
                                                    International, Inc.